PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	December 31, 2014			December 31, 2013
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value

Computer equipment	$1,430	$1,112	$318	$2,061	$1,521	$540

Office furnishings & equipment	1,030	804	226	1,019	717	302

Assembly & test equipment	11,849	8,921	2,928	9,751	7,833	1,918

Demonstration suite & tradeshow equipment	1,030	816	214	1,757	1,655	102

Leasehold improvements	1,571	150	1,421	835	658	177

Asset under construction	9,204	-	9,204	10,999	-	10,999
	$26,114	$11,803	$14,311	$26,422	$12,384	$14,038